LONG-TERM BANK LOAN (Schedule of Composition of Long-Term Bank Loan) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Loan balance	$ 250	$ 343
Less current maturities	(93)	(93)
Long-term bank loan, net of current maturities	$ 157	$ 250